Note 22 - Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Geographical Revenue	$ 325,791	$ 275,171	$ 237,439
UNITED STATES
Geographical Revenue	202,814	165,115	133,263
EMEA [Member]
Geographical Revenue	82,596	80,094	77,576
CANADA
Geographical Revenue	27,304	18,167	15,667
Asia Pacific [Member]
Geographical Revenue	$ 13,077	$ 11,795	$ 10,933